Janus Henderson VIT Global Technology and Innovation Portfolio
Schedule of Investments (unaudited)
March 31, 2025

	Shares or Principal Amounts	Value
Common Stocks – 97.8%
Diversified Financial Services – 2.8%
Mastercard Inc - Class A	33,949	$18,608,126
Visa Inc	28,828	10,103,061
		28,711,187
Electronic Equipment, Instruments & Components – 1.4%
Amphenol Corp	229,345	15,042,739
Entertainment – 1.3%
Netflix Inc*	11,472	10,697,984
Spotify Technology SA*	4,791	2,635,194
		13,333,178
Hotels, Restaurants & Leisure – 2.6%
Booking Holdings Inc	2,435	11,217,826
DoorDash Inc - Class A*	85,347	15,598,871
		26,816,697
Independent Power and Renewable Electricity Producers – 0.6%
Vistra Corp	51,325	6,027,608
Information Technology Services – 1.3%
Shopify Inc*	96,749	9,237,594
Snowflake Inc - Class A*	27,761	4,057,548
		13,295,142
Interactive Media & Services – 4.8%
Alphabet Inc - Class C	149,403	23,341,230
Meta Platforms Inc - Class A	46,441	26,766,735
		50,107,965
Multiline Retail – 6.7%
Amazon.com Inc*	237,995	45,280,929
MercadoLibre Inc*	12,134	23,671,856
		68,952,785
Semiconductor & Semiconductor Equipment – 33.6%
Analog Devices Inc	68,439	13,802,093
Applied Materials Inc	30,708	4,456,345
ASM International NV	7,391	3,386,074
ASML Holding NV	52,521	34,749,724
BE Semiconductor Industries NV	15,065	1,564,701
Broadcom Inc	233,128	39,032,621
KLA Corp	28,858	19,617,668
Marvell Technology Inc	111,070	6,838,580
Nova Ltd*	21,922	4,040,882
NVIDIA Corp	1,098,359	119,040,148
NXP Semiconductors NV	19,274	3,663,217
ON Semiconductor Corp*	31,870	1,296,790
Onto Innovation Inc*	18,798	2,280,949
SK Hynix Inc	71,062	9,424,968
Taiwan Semiconductor Manufacturing Co Ltd	3,058,000	85,256,752
		348,451,512
Software – 35.4%
Amplitude Inc - Class A*	204,340	2,082,225
ANSYS Inc*	16,871	5,340,684
Appfolio Inc*	15,536	3,416,366
Atlassian Corp - Class A*	11,105	2,356,592
Autodesk Inc*	67,984	17,798,211
Cadence Design Systems Inc*	106,393	27,058,932
CCC Intelligent Solutions Holdings Inc*	1,382,534	12,484,282
Constellation Software Inc/Canada	11,028	34,928,540
Datadog Inc - Class A*	77,439	7,682,723
Dynatrace Inc*	192,645	9,083,212
Guidewire Software Inc*	21,122	3,957,418
HubSpot Inc*	14,618	8,351,117
Intuit Inc	37,945	23,297,851
Kinaxis Inc*	19,866	2,190,520
Lumine Group Inc*	179,685	5,057,504
Microsoft Corp	301,824	113,301,711
Monday.com Ltd*	13,459	3,272,690
Oracle Corp	115,264	16,115,060
Palo Alto Networks Inc*	24,058	4,105,257

	Shares or Principal Amounts	Value
Common Stocks – (continued)
Software – (continued)
Pony AI Inc (ADR)*,#	107,095	$944,578
Procore Technologies Inc*	145,737	9,621,557
PTC Inc*	52,308	8,105,125
Samsara Inc - Class A*	70,379	2,697,627
ServiceNow Inc*	10,443	8,314,090
ServiceTitan Inc - Class A*	3,463	329,366
Synopsys Inc*	43,886	18,820,511
Tyler Technologies Inc*	20,643	12,001,634
Workday Inc - Class A*	17,655	4,122,972
		366,838,355
Technology Hardware, Storage & Peripherals – 6.3%
Apple Inc	294,901	65,506,359
Wireless Telecommunication Services – 1.0%
T-Mobile US Inc	38,069	10,153,383
Total Common Stocks (cost $657,263,148)		1,013,236,910
Private Placements – 0.8%
Professional Services – 0.2%
Apartment List Inc*,¢,§	485,075	2,051,867
Software – 0.6%
Magic Leap Inc - Class A private equity common shares*,¢,§	3,260	0
Via Transportation Inc - private equity common shares*,¢,§	10,455	704,458
Via Transportation Inc - Series A*,¢,§	6,761	455,556
Via Transportation Inc - Series B*,¢,§	1,235	83,214
Via Transportation Inc - Series C*,¢,§	1,110	74,792
Via Transportation Inc - Series D*,¢,§	3,971	267,566
Via Transportation Inc - Series E*,¢,§	1,844	124,249
Via Transportation Inc - Series G-1*,¢,§	74,774	5,038,272
		6,748,107
Total Private Placements (cost $7,856,946)		8,799,974
Warrants – 0%
Road & Rail – 0%
Grab Holdings Ltd, expires 12/1/26* (cost $141,055)	44,659	17,105
Investment Companies – 1.4%
Money Markets – 1.4%
Janus Henderson Cash Liquidity Fund LLC, 4.3210%ºº,£ (cost $14,899,126)	14,896,147	14,899,126
Investments Purchased with Cash Collateral from Securities Lending – 0.1%
Investment Companies – 0.1%
Janus Henderson Cash Collateral Fund LLC, 4.2319%ºº,£	587,723	587,723
Time Deposits – 0%
Royal Bank of Canada, 4.3100%, 4/1/25	$146,931	146,931
Total Investments Purchased with Cash Collateral from Securities Lending (cost $734,654)		734,654
Total Investments (total cost $680,894,929) – 100.1%		1,037,687,769
Liabilities, net of Cash, Receivables and Other Assets – (0.1)%		(1,147,298)
Net Assets – 100%		$1,036,540,471

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$817,309,087	78.8%
Taiwan	85,256,752	8.2
Canada	51,414,158	5.0
Netherlands	39,700,499	3.8
Argentina	23,671,856	2.3
South Korea	9,424,968	0.9
Israel	7,313,572	0.7
Sweden	2,635,194	0.2
China	944,578	0.1
Singapore	17,105	0.0
Total	$1,037,687,769	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 12/31/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 3/31/25	Ending Shares	Dividend Income
Investment Companies - 1.4%
Money Markets - 1.4%
Janus Henderson Cash Liquidity Fund LLC, 4.3210%ºº
	$43,814,851	$71,726,102	$(100,641,827)	$-	$-	$14,899,126	14,896,147	$390,589
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 4.2319%ºº
	1,012,045	5,088,370	(5,512,692)	-	-	587,723	587,723	8,645 ∆
Total Affiliated Investments - 1.5%
	$44,826,896	$76,814,472	$(106,154,519)	$-	$-	$15,486,849	15,483,870	$399,234

Notes to Schedule of Investments (unaudited)
ADR	American Depositary Receipt
LLC	Limited Liability Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of March 31, 2025.
#	Loaned security; a portion of the security is on loan at March 31, 2025.
¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended March 31, 2025 is $8,799,974, which represents 0.8% of net assets.
£
The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
§	Schedule of Restricted Securities (as of March 31, 2025)

	Acquisition Date	Cost	Value	Value as a % of Net Assets
Apartment List Inc	11/2/20	$1,771,979	$2,051,867	0.2%
Magic Leap Inc - Class A private equity common shares	10/5/17	1,585,170	0	0.0
Via Transportation Inc - private equity common shares	12/2/21	451,970	704,458	0.1
Via Transportation Inc - Series A	12/2/21	292,278	455,556	0.0
Via Transportation Inc - Series B	12/2/21	53,389	83,214	0.0
Via Transportation Inc - Series C	12/2/21	47,985	74,792	0.0
Via Transportation Inc - Series D	12/2/21	171,666	267,566	0.0
Via Transportation Inc - Series E	12/2/21	79,716	124,249	0.0
Via Transportation Inc - Series G-1	11/4/21-2/2/23	3,402,793	5,038,272	0.5
Total		$7,856,946	$8,799,974	0.8%
The Portfolio has registration rights for certain restricted securities held as of March 31, 2025. The issuer incurs all registration costs.
The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2025.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Semiconductor & Semiconductor Equipment	$214,069,293	$134,382,219	$-
All Other	664,785,398	-	-
Private Placements	-	-	8,799,974
Warrants	17,105	-	-
Investment Companies	-	14,899,126	-
Investments Purchased with Cash Collateral from Securities Lending	-	734,654	-
Total Assets	$878,871,796	$150,015,999	$8,799,974

Investment Valuation
Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Portfolio, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Portfolio, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2025 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments.
The Portfolio's management has determined the Portfolio did not hold a significant amount of Level 3 securities as of March 31, 2025.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual financial statements.
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